SHARE-BASED AWARDS - Stock option activity (Details) - Stock option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Temporary equity, shares outstanding (in shares)		22,633
Retroactive conversion of shares due to Business Combination (in shares)		13,976
Balance at the beginning	36,609
Exercised	(5,649)
Forfeited	(5,513)
Expired	(1,289)
Balance at the end	24,158	36,609
Exercisable at the end	18,961
Weighted-Average Exercise Price
Weighted-Average Exercise Price (in dollars per share)		$ 3.00
Retroactive conversion of shares due to Business Combination (in dollars per share)		(1.15)
Balance at the beginning (in dollars per share)	$ 1.85
Exercised (in dollars per share)	1.33
Forfeited (in dollars per share)	2.04
Expired (in dollars per share)	2.22
Balance at the end (in dollars per share)	1.91	$ 1.85
Exercisable at the end (in dollars per share)	$ 1.55
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Balance (in years)	5 years 4 months 24 days	6 years 10 months 24 days
Exercisable at the end (in years)	4 years 7 months 6 days	6 years 10 months 24 days
Balance (in dollars)	$ 502,767	$ 110,481
Exercisable at the end (in dollars)	$ 401,436